Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2016 EUR (€)
SUBSIDIARIES
Revenue	€ 27,553,000	€ 24,708,000	€ 23,461,000
Profit/Loss After Tax	3,370,000	4,088,000	4,046,000
Total Equity	€ 30,822,000	€ 28,877,000	€ 25,515,000	€ 28,807,000	€ 25,573,000	€ 26,383,000
Number of Employees | employee	100,330	96,498	88,543
Ariba, Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,304,139
Profit/Loss After Tax	332,200
Total Equity	€ 4,376,579
Number of Employees | employee	1,928
Concur Technologies, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,804,158
Profit/Loss After Tax	258,770
Total Equity	€ 7,680,075
Number of Employees | employee	3,788
LLC SAP CIS, Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 482,524
Profit/Loss After Tax	(21,171)
Total Equity	€ 47,192
Number of Employees | employee	822
Qualtrics, LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 418,420
Profit/Loss After Tax	(535,867)
Total Equity	€ 6,124,414
Number of Employees | employee	2,112
SAP (Schweiz) AG, Biel, Switzerland
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 924,676
Profit/Loss After Tax	99,481
Total Equity	€ 145,085
Number of Employees | employee	769
SAP (UK) Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,246,454
Profit/Loss After Tax	41,886
Total Equity	€ 10,166
Number of Employees | employee	1,762
SAP America, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 6,152,418
Profit/Loss After Tax	(781,584)
Total Equity	€ 19,587,457
Number of Employees | employee	8,162
SAP Argentina S.A., Buenos Aires, Argentina
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 158,007
Profit/Loss After Tax	(34,937)
Total Equity	€ 16,846
Number of Employees | employee	918
SAP Asia Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 515,034
Profit/Loss After Tax	(32,511)
Total Equity	€ (14,925)
Number of Employees | employee	1,178
SAP Australia Pty Ltd, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 738,223
Profit/Loss After Tax	(11,496)
Total Equity	€ 28,411
Number of Employees | employee	1,274
SAP Brasil Ltda, Sao Paulo, Brazil
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 556,269
Profit/Loss After Tax	(35,373)
Total Equity	€ (216)
Number of Employees | employee	2,029
SAP Canada, Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 965,891
Profit/Loss After Tax	38,905
Total Equity	€ 507,722
Number of Employees | employee	2,946
SAP China Co., Ltd., Shanghai, China
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,019,778
Profit/Loss After Tax	(4,633)
Total Equity	€ (196,735)
Number of Employees | employee	5,619
SAP Deutschland SE & Co. KG, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 4,538,364
Profit/Loss After Tax	750,926
Total Equity	€ 1,614,340
Number of Employees | employee	4,763
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 542,651
Profit/Loss After Tax	34,834
Total Equity	€ 271,147
Number of Employees | employee	724
SAP France, Levallois Perret, France
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,151,489
Profit/Loss After Tax	124,438
Total Equity	€ 1,588,563
Number of Employees | employee	1,503
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 124,890
Profit/Loss After Tax	(572)
Total Equity	€ 19,270
Number of Employees | employee	952
SAP India Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 637,052
Profit/Loss After Tax	71,940
Total Equity	€ 382,053
Number of Employees | employee	2,045
SAP Industries, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 679,636
Profit/Loss After Tax	174,268
Total Equity	€ 879,257
Number of Employees | employee	323
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 582,698
Profit/Loss After Tax	29,934
Total Equity	€ 336,995
Number of Employees | employee	720
SAP Japan Co., Ltd., Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,167,363
Profit/Loss After Tax	108,649
Total Equity	€ 290,021
Number of Employees | employee	1,291
SAP Labs India Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 577,030
Profit/Loss After Tax	43,225
Total Equity	€ 173,224
Number of Employees | employee	8,466
SAP Labs, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 649,577
Profit/Loss After Tax	(61,161)
Total Equity	€ 426,810
Number of Employees | employee	1,803
SAP Mexico S.A. de C.V., Mexico City, Mexico
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 427,159
Profit/Loss After Tax	19,211
Total Equity	€ 37,109
Number of Employees | employee	886
SAP National Security Services, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 699,688
Profit/Loss After Tax	169,664
Total Equity	€ 496,277
Number of Employees | employee	475
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 670,660
Profit/Loss After Tax	356,717
Total Equity	€ 195,122
Number of Employees | employee	589
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 201,427
Profit/Loss After Tax	16,186
Total Equity	€ 81,315
Number of Employees | employee	1,615
SuccessFactors, Inc., South San Francisco, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 881,532
Profit/Loss After Tax	510,682
Total Equity	€ 4,182,900
Number of Employees | employee	941